Operating Segments (Tables)	Nov. 18, 2019
Segment Reporting Information [Line Items]
Segment Reporting Disclosure Other Information	A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy’s operations:

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)
Three Months Ended March 31, 2019
Total revenue from external customers	$598	$1,745	$1,373	$1,182	$(1,040)	$—	$3,858
Intersegment revenue	6	4	26	—	184	(220)	—

Total operating revenue	604	1,749	1,399	1,182	(856)	(220)	3,858
Net income (loss) attributable to Dominion Energy	155	308	359	132	(1,634)	—	(680)

Three Months Ended March 31, 2018
Total revenue from external customers	$563	$1,860	$1,222		$(207)	$28	$3,466
Intersegment revenue	6	2	6		175	(189)	—

Total operating revenue	569	1,862	1,228		(32)	(161)	3,466
Net income (loss) attributable to Dominion Energy	156	348	327		(328)	—	503

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended March 31, 2019
Operating revenue	$598	$1,396	$(29)	$1,965
Net income (loss)	154	204	(338)	20

Three Months Ended March 31, 2018
Operating revenue	$563	$1,400	$(215)	$1,748
Net income (loss)	154	222	(192)	184